Loan Receivable (Tables)	12 Months Ended
Dec. 31, 2023
Loan Receivable [Abstract]
Schedule of Loan Receivable
	December 31, 2023	December 31, 2022
Loan to Cellen Life Sciences Limited	$509,212	$483,588
Loan to an arm’s length party	84,020	—
	$593,232	$483,588